Dreman Contrarian Value Funds

Supplement to the Prospectus dated February 28, 2006

DREMAN CONTRARIAN MID CAP VALUE FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Dreman Contrarian Mid Cap Value Fund (the “Fund”) is providing notice to shareholders that, effective February 21, 2007 (the “Effective Date”), the Fund will adopt a new non-fundamental investment policy as follows:

New Policy:

Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies.

On the effective date, the following replaces the first three sentences of the first paragraph under “Principal Strategies” on page 1 of the Prospectus:

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the advisor, Dreman Value Management, LLC. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies, which the advisor defines as companies with market capitalizations ranging from $550 million to $20 billion.

DREMAN CONTRARIAN LARGE CAP VALUE FUND

DREMAN CONTRARIAN MID CAP VALUE FUND

DREMAN CONTRARIAN SMALL CAP VALUE FUND

The Prospectus section “Management of the Funds – Portfolio Managers” is amended by deleting Mr. Nelson P. Woodard as a portfolio manager and adding information about the Funds’ new portfolio managers as follows:

F. James Hutchinson (Portfolio Manager of the Large Cap Value Fund)

F. James Hutchinson is an Executive Vice President and Managing Director at Dreman Value Management, LLC. He is the Co-Portfolio Manager of the DWS Dreman High Return Equity Fund and the DWS Dreman Concentrated Value Fund. Prior to joining the advisor in August of 2000, Mr. Hutchinson had over 30 years experience in finance and trust/investment management with The Bank of New York. In addition to several senior corporate banking assignments, Mr. Hutchinson was elected president of The Bank of New York (Delaware) in 1987 and president of The Bank of New York- NJ in 1995. In his role as Executive Vice President and Managing Director of the advisor, Mr. Hutchinson is responsible for marketing and administration, and is a member of the advisor’s Investment Policy Committee. Mr. Hutchinson graduated from Moravian College with a BA in Economics and has done graduate work at Pace University in New York.

Mark Roach (Portfolio Manager of the Mid Cap Value Fund and Small Cap Value Fund)

Mark Roach joined Dreman Value Management in November 2006, and currently serves as a Managing Director and Portfolio Manager of the advisor’s small and mid cap portfolios. Prior to joining the advisor, Mr. Roach was a portfolio manager at Vaughan Nelson Investment Management (“Vaughan Nelson”), where he managed equity portfolios using a strategy similar to that used by the advisor to manage the Funds. From 2002 through 2006, Mr. Roach managed a small cap portfolio at Vaughan Nelson with assets of over $1.5 billion when he left in 2006. In addition, from April 2006 through his departure from Vaughan Nelson, Mr. Roach also managed a mid cap portfolio with assets of approximately $770 million. Prior to joining Vaughan Nelson, Mr. Roach served as a security analyst for various institutions including 5th 3rd Bank, Lynch, Jones & Ryan and USAA, from 1997 to 2001. Mr. Roach has been ranked in the top third peer rankings over the 1, 2, and 3 year periods in the PSN and Russell databases (SCV). He has an MBA from the University of Chicago’s Graduate School of Business and a bachelors Degree from the Baldwin Wallace College.

E. Clifton Hoover Jr. (Portfolio Manager of the Large Cap Value Fund and Small Cap Value Funds)

Clifton Hoover currently serves as Managing Director and co-Chief Investment Officer of the advisor’s large cap value portfolios. Mr. Hoover has over 20 years of investment experience managing portfolios for both large and small-sized companies. Prior to joining the advisor, Mr. Hoover was a managing director and portfolio manager of NFJ Investment Group, where he oversaw several large and small cap portfolios. In addition, he handled consultant relationship building and retail channel support. Mr. Hoover joined NFJ Investment Group in 1997. From 1992 to 1997, he served as vice president-corporate finance at Credit Lyonnais, where he was responsible for the financial analysis and client servicing of a $5 billion diversified corporate portfolio. Prior to that time, Mr. Hoover spent two years as a financial analyst for Citibank, and five years as a credit analyst/corporate loan officer for RepublicBank (now Bank of America). Mr. Hoover graduated with a Masters in Finance from Texas Tech University in 1985.

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This supplement and the Prospectus dated February 28, 2006 provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information dated February 28, 2006 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 800-247-1014.

Supplement dated December 21, 2006

Dreman Contrarian Value Funds

Supplement to the Statement of Additional Information dated February 28, 2006

DREMAN CONTRARIAN MID CAP VALUE FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Dreman Contrarian Mid Cap Value Fund (the “Fund”) is providing notice to shareholders that, effective February 21, 2007 (the “Effective Date”), the Fund will adopt a new non-fundamental investment policy as follows:

New Policy:

Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies.

On the effective date, the new policy will replace in its entirety the old policy as described in the SAI under “Additional Information About the Funds’ Investments and Risk Considerations – Equity Securities” on page 4, and under “Investment Limitations – Non-Fundamental - #6 Name Rule on page 15.

DREMAN CONTRARIAN LARGE CAP VALUE FUND

DREMAN CONTRARIAN MID CAP VALUE FUND

DREMAN CONTRARIAN SMALL CAP VALUE FUND

The section “Investment Advisor – About the Portfolio Managers” on pages 17- 19 of the Statement of Additional Information is replaced in its entirety with the following:

About the Portfolio Managers

David N. Dreman serves as portfolio manager for all Funds; F. James Hutchinson serves as portfolio manager for the Large Cap Value Fund; Mark Roach a portfolio manager for the Mid-Cap Value Fund and Small Cap Value Fund; and E Clifton Hoover, Jr. serves portfolio manager for the Large-Cap Value Fund and Small Cap Value Fund. Each of them is jointly and primarily responsible for making the investment decisions for the Funds with respect to which each is a portfolio manager (each, a “Portfolio Manager”). As of October 31, 2006, each Portfolio Manager was responsible for the management of the following types of accounts in addition to the Funds:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
David N. Dreman	Investment Companies: 19 Pooled Investment Vehicles: 3 Other Accounts: 114	Investment Companies: $14.4 billion Pooled Investment Vehicles: $60M Other Accounts: $4.1 billion	Investment Companies: None Pooled Investment Vehicles: 3 Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: $60M Other Accounts: None
F. James Hutchinson	Investment Companies: 8 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $12.8 billion Pooled Investment Vehicles: $0 Other Accounts: $0M	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None
Mark Roach	Investment Companies: 7 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $1.9 billion Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None
E. Clifton Hoover Jr.	Investment Companies: 12 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $4.1 billion Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None

Each Portfolio Manager is compensated for his or her services by the Advisor. For the fiscal year ended October 31, 2006, each Portfolio Manager’s compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations and (iii) such Portfolio Manager’s overall contribution to firm success. Finally, each Portfolio Manager is also eligible to participate in the Advisor’s profit sharing program. In addition, as a member of an entity that acts as general partner to a private equity fund (a hedge fund), Mr. Dreman also receives a share of a fee paid to the general partner based on the performance of the hedge fund’s portfolio. This performance fee is in addition to the fixed management fee that the general partner receives for managing the hedge fund’s portfolio. In contrast, the fees paid by the Funds to the Advisor are not based the performance results of the Funds. The performance fee may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile stocks with greater capital appreciation opportunity to the hedge fund rather the Funds.

To the extent the Funds and another of the Advisor’s clients seek to acquire the same security at about the same time, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

As of October 31, 2006, the Portfolio Managers’ ownership of shares of the Funds was as follows:

Portfolio Manager	Name of Fund	Dollar Range of Fund Shares
David N. Dreman	Large Cap Fund Mid Cap Fund Small Cap Fund	Over $1 million $500,001-$1,000,000 $500,001-$1,000,000
F. James Hutchinson	Large Cap Fund Mid Cap Fund Small Cap Fund	None None None
Mark Roach	Large Cap Fund Mid Cap Fund Small Cap Fund	None None None
E. Clifton Hoover Jr.	Large Cap Fund Mid Cap Fund Small Cap Fund	None None None

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This supplement and the Prospectus and Statement of Additional Information each dated February 28, 2006 provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at 800-247-1014.

Supplement dated December 21, 2006